Warranty Provision	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Warranty Provision
NOTE 16. WARRANTY PROVISIONS

December 31,	2021	2020
Balance, January 1	$10,549	$15,563
Additions during the year	849	8,203
Amounts settled and released in the year	(4,681)	(13,232)
Currency translation effects	(81)	15

	$6,636	$10,549